Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 42,783,336	$ 50,274,125
Payables to related parties, Current	298,301,928	462,578,466
Payables to related parties, Non-current	1,015,904,873	1,034,791,219
Enel Argentina S A | Other Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	2,130
Empresa Distribuidora Sur S.A. | Other Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	249,045	247,437
Empresa Distribuidora Sur S.A. | IT Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,874,494	1,670,459
Enel Generacion El Chocon S.A. | Engineering Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	16,754	14,748
Enel Brasil | Other Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,218,800	1,859,584
Enel Brasil | Engineering Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	17,671	15,555
Enel Americas S.A. | Other Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	332,309	147,491
Enel Americas S.A. | Administrative Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,960,875	1,133,921
Enel Americas S.A. | IT Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	905,961	767,621
Enel Distribucin Sao Paulo | Other Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	83,764	67,307
Payables to related parties, Current	830,054	845,605
Enel X Way Chile SpA | Other Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,389,644
Payables to related parties, Current		3,504,042
Enel X Way Chile SpA | Administrative Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		521,628
Payables to related parties, Current		2,237,282
Enel X Way Chile SpA | Technical Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		710,446
GNL Chile S.A. | Gas Purchase Advance | Chile | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	19,671,039	3,988,333
GNL Chile S.A. | Gas Purchase Advance | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	17,411,427	13,109,107
Enel Colombia S.A. ESP. | Other Services | Colombia | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	11,426	55,113
Payables to related parties, Current	204,123	86,671
Enel Colombia S.A. ESP. | Engineering Services | Colombia | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,351,737	1,447,752
Endesa Espana | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		12,748
Payables to related parties, Current	33,171	31,005
Endesa Generacion | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	191,814	171,500
Endesa Generacion | Coal purchases | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	591,816	520,938
Enel Green Power Espaa SL | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	1,273,957	713,663
Enel Iberia SRL | Other Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	671,338	323,962
Enel Iberia SRL | IT Services | Spain | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current		22,016
Enel North America Inc | Other Services | United States | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	233,615	224,177
Enel Global Services S.r.l | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	68,271	22,741
Payables to related parties, Current		238,209
Enel Global Services S.r.l | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	3,065,906	7,773,093
Enel Global Services S.r.l | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	506,009	1,973,905
Enel Global Trading S.p.A. IT | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	525,325	492,226
Enel Global Trading S.p.A. IT | Commodity derivatives | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,120,908	23,737,063
Enel Green Power Spa | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	946,162	672,349
Payables to related parties, Current	3,743,485	6,259,507
Enel Green Power Spa | Other Services | Italy | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current		245,139
Enel Green Power Spa | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	694,913	615,499
Payables to related parties, Current	14,125,373	16,707,060
Enel Green Power Spa | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	2,241,694	7,680,812
Enel Green Power Spa | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,055,772	1,828,895
Payables to related parties, Current	9,000,456	31,310,148
Enel Italia S.p.A | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	2,059,352	1,919,621
Enel Italia S.p.A | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	695,578	714,721
Enel Grids S.r.L | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	599,280	561,521
Payables to related parties, Current		325,943
Enel Grids S.r.L | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	2,125,763	16,688,192
Enel Grids S.r.L | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	2,532,327	8,393,271
Enel Innovation Hubs Srl | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	35,461	111,271
Enel Italia SrL. | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,530,307	1,438,058
Enel Produzione | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	297,171	278,448
Payables to related parties, Current		113,349
Enel Produzione | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	1,485,162	1,471,152
Enel X S.R.L. | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	58,104	54,443
Payables to related parties, Current		113,027
Enel X S.R.L. | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	259,839	434,851
Enel X S.R.L. | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	13,582,828	14,627,961
Enel Green Power Morocco | Other Services | Morocco | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	698,896	580,915
Chinango S.A.C. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		18,970
Enel Generacin Per S.A. | Other Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		215,021
Enel Generacin Per S.A. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		3,298,013
Enel Generacin Piura S.A. | Other Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	650,016
Enel Generacin Piura S.A. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	42,453	8,199
Enel Distribucin Peru S.A. | IT Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		242,125
Enel X Advisory Services S.r.L. | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	7,287
Enel Trading Argentina S.R.L. | Other Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	21,897	18,532
Enel Trading Argentina S.R.L. | IT Services | Argentina | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	96,815	85,066
Enel Global Trading S.p.A | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current		538,142
Enel Global Trading S.p.A | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	28,312	26,463
Enel Global Trading S.p.A | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	311,776	642,625
Enel Global Trading S.p.A | Commodity derivatives | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	1,353,173	29,915,452
Enel Global Trading S.p.A | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	1,461,321	5,084,420
Enel Brasil S A | Other Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	100,750	99,449
Gridspertise s.r.l. | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	23,903	1,626,356
Enel Green Power North America Inc | Other Services | United States | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	113,106	451,430
Enel Green Power North America Inc | Technical Services | United States | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current		220,579
Enel S.p.A. | Other Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,166,485	1,020,093
Payables to related parties, Current	1,253,659	3,594,734
Enel S.p.A. | Dividends | Italy | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	2,264	1,988
Enel S.p.A. | Dividends | Italy | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	40,198,093	123,046,700
Enel S.p.A. | IT Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	2,486,018	2,924,035
Enel S.p.A. | Technical Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	4,608,916	6,259,685
Enel S.p.A. | Financial Guarantee Service | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	1,698,197	1,194,512
Enel Finance International NV | Loan Payable | Netherlands | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	166,505,078	146,577,056
Payables to related parties, Non-current	1,015,904,873	1,034,791,219
Enel Green Power Italia [Member] | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	707,985	653,225
Enel Americas S.A | Other Services | Chile | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	664,597	211,676
Enel Americas S.A | Other Services | Chile | CLP
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current		725,547
Cesi S.p.A. | Engineering Services | Italy | EUR
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	12,218	114,153
Enel X Brasil Gerenciamento de Energia Ltda | IT Services | Brazil | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Payables to related parties, Current	12,961	10,889
EGP Magdalena Solar SA de CV | Engineering Services | Mexico [Member] | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 366,322
Energetica Monzon S.A.C. | Engineering Services | Peru | US$
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		$ 804,311